Debt (Details) - Schedule of Promissory Notes - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt (Details) - Schedule of Promissory Notes [Line Items]
Promissory Notes and Interest less Discounts		$ 17,965,670	$ 15,197,064
Less Current Maturities		16,855,887
Long Term Promissory Notes		1,109,783	15,197,064
Knight Therapeutics [Member]
Debt (Details) - Schedule of Promissory Notes [Line Items]
Promissory Notes and Interest less Discounts		16,319,986	14,085,333
Less Current Maturities		16,319,986
Long Term Promissory Notes			14,085,333
Note, Including Amendment [Member]
Debt (Details) - Schedule of Promissory Notes [Line Items]
Promissory Notes and Interest less Discounts		1,109,783	1,111,731
Less Current Maturities
Long Term Promissory Notes		1,109,783	$ 1,111,731
Bridge Notes [Member]
Debt (Details) - Schedule of Promissory Notes [Line Items]
Promissory Notes and Interest less Discounts		535,901
Less Current Maturities		535,901
Long Term Promissory Notes